Commitments and contingencies - Contingencies (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contingencies for regulatory, compliance and legal matters
Contingencies - Regulatory, Compliance and Legal
Accrued loss contingency related to regulatory compliance and legal contingencies	$ 157	$ 221